Retirement benefits - UKRF funding valuations (Narrative) (Details) - United Kingdom Retirement Fund (UKRF) [member] - Deficit contributions 30 September 2016 valuation [Member] £ in Billions	Jun. 30, 2018 GBP (£)
2018 [member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions	£ 0.5
2019 [member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions	0.5
2020 [member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions	0.5
2021 [member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions	1.0
2022 [member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions	1.0
2023 [member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions	1.0
2024 [member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions	1.0
2025 [member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions	1.0
2026 [member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions	£ 1.0